Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 1,426,674	$ 1,434,612
Accumulated amortization	(914,346)	(721,597)
Total amortization expense	512,328	713,015
Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	81,974	82,430
Application Development [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 1,344,700	$ 1,352,182